INCOME TAXES (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective income tax rate	0.80%	(94.70%)	(0.50%)	2.70%	2.90%	3.20%	(14.40%)